Significant Accounting Policies and Judgments	12 Months Ended
Jun. 30, 2022
Accounting policies, accounting estimates and errors [Abstract]
Significant Accounting Policies and Judgments	Significant Accounting Policies and Judgments
IFRS requires management to make judgments, estimates, and assumptions that affect the carrying values of certain assets and liabilities and the reported amounts of income and expenses during the period. Actual results may differ from these judgments, estimates, and assumptions.

Significant accounting policies, which affect the consolidated financial statements as a whole, as well as key accounting estimates and areas of significant judgment are highlighted in this section. This note also describes change in accounting policies, new accounting standards, which have been adopted during 2022, and new accounting pronouncements, which are not yet effective but are expected to impact the Company’s consolidated financial statements in the future. Accounting policies, estimates, or judgments that have a significant effect on the amounts recognized in the financial statements include government grants (Note 5), biological assets (Note 9), inventory (Note 10), estimated useful lives of property, plant and equipment and intangible assets (Note 11 and 15), impairment of non-financial assets (Note 10, 11, and 15), business combinations (Note 13), convertible debentures (Note 16), share purchase warrants (Note 18(c)), share-based compensation (Note 19), deferred taxes (Note 23), segmented information (Note 27) and the fair value of financial instruments (Note 28).
(a)    Basis of Presentation and Measurement

The consolidated financial statements of the Company have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”), and interpretations of the IFRS Interpretations Committee (“IFRIC”). Unless otherwise noted, all amounts are presented in thousands of Canadian dollars, except share and per share data.

These consolidated financial statements were approved and authorized for issue by the Board of Directors of the Company on September 20, 2022.
(b)    COVID-19 Estimation Uncertainty

In March 2020, the World Health Organization declared the outbreak of COVID-19 a global pandemic. The COVID-19 pandemic has impacted revenue in the Canadian consumer market, particularly in Ontario, as governments imposed retail access restrictions to curbside pickup at points during the pandemic, and have changed their purchasing patterns to reflect the slow-down in the market. The production and sale of medical and consumer cannabis have been recognized as essential services across Canada. All of the Company’s facilities in Canada and internationally continue to be operational and the Company continues to work closely with local, national and international government authorities to ensure that the Company is following the required protocols and guidelines related to COVID-19 within each region.

Due to the rapid developments and uncertainty surrounding COVID-19, it is not possible to predict the impact that COVID-19 will have on the Company’s business, financial position and operating results in the future. In addition, it is possible that estimates in the Company’s financial statements will change in the near term as a result of COVID-19 and the effect of any such changes could be material, which could result in, among other things, impairment of long-lived assets including intangibles and goodwill. The Company is closely monitoring the impact of the pandemic on all aspects of its business.

(c)    Basis of Consolidation

The consolidated financial statements include the financial results of the Company and its subsidiaries. Subsidiaries include entities which are wholly-owned as well as entities over which Aurora has the authority or ability to exert power over the investee’s financial and/or operating decisions (i.e. control), which in turn may affect the Company’s exposure or rights to the variable returns from the investee. The consolidated financial statements include the operating results of acquired or disposed entities from the date control is obtained or the date control is lost, respectively. All intercompany balances and transactions are eliminated upon consolidation.

The Company’s principal subsidiaries during the year ended June 30, 2022 are as follows:

Major subsidiaries	Percentage Ownership	Functional Currency
1769474 Alberta Ltd. (“1769474”)	100%	Canadian Dollar
2105657 Alberta Inc. (“2105657”)	100%	Canadian Dollar
Aurora Cannabis Enterprises Inc. (“ACE”)	100%	Canadian Dollar
Aurora Deutschland GmbH (“Aurora Deutschland”)	100%	European Euro
Aurora Nordic Cannabis A/S (“Aurora Nordic”)	100%	Danish Krone
Reliva, LLC (“Reliva”)	100%	United States Dollar
TerraFarma Inc.	100%	Canadian Dollar
Whistler Medical Marijuana Corporation (“Whistler”)	100%	Canadian Dollar
ACB Captive Insurance Company Inc.	100%	Canadian Dollar

All shareholdings are of ordinary shares or other equity. Other subsidiaries, while included in the consolidated financial statements, are not material and have not been reflected in the table above.

(d)    Foreign Currency Translation

The Company’s functional currency is the Canadian dollar. Transactions undertaken in foreign currencies are translated into Canadian dollars at daily exchange rates prevailing when the transactions occur. Monetary assets and liabilities denominated in foreign currencies are translated at period-end exchange rates and non-monetary items are translated at historical exchange rates. Realized and unrealized exchange gains and losses are recognized in the consolidated statements of comprehensive loss.

The assets and liabilities of foreign operations are translated into Canadian dollars using the period-end exchange rates. Income, expenses, and cash flows of foreign operations are translated into Canadian dollars using average exchange rates. Exchange differences resulting from the translation of foreign operations into Canadian dollars are recognized in other comprehensive loss and accumulated in equity.

(e)    Cash and Cash Equivalents

Cash and cash equivalents are financial assets that are measured at amortized cost, which approximate fair value. Cash and cash equivalents includes cash deposits in financial institutions and other deposits that are highly liquid and readily convertible into cash. Restricted cash includes funds reserved in the Captive to cover self-insurance over property related risks and collateral held for letters of credit and corporate credit cards.

(f)    Investment Tax Credit Grants

The Company is entitled to certain Canadian federal and provincial tax incentives for qualified expenditures. These investment tax credits (“ITCs”) are recorded as a reduction to the related expenditures in the fiscal period when there is reasonable assurance that such credits will be realized.

Investment tax credits, whether or not recognized in the financial statements, may be carried forward to reduce future Canadian federal and provincial income taxes payable. The Company applies judgment when determining whether the reasonable assurance threshold has been met to recognize ITCs in the financial statements. The Company must interpret eligibility requirements in accordance with Canadian income tax laws and must assess whether future taxable income will be available against which the ITCs can be utilized. Any changes in these interpretations and assessments could have an impact on the amount and timing of ITCs recognized in the financial statements.

(g)    Provisions

The Company recognizes a provision if there is a present legal or constructive obligation as a result of a past event, it is probable that the Company will be required to settle that obligation and the obligation can be reliably estimated. The amount recognized as a provision reflects management’s best estimate of the consideration required to settle the present obligation at the reporting date, taking into account the risks and uncertainties surrounding the obligation.

An onerous contract provision is recorded when the Company has a contract under which it is more likely than not that the unavoidable costs of meeting the contractual obligations will be greater than the economic benefits that the Company expects to receive under the contract. An onerous contract provision represents the lesser of the cost of exiting from the contract and the cost of fulfilling it.
(h)    New Accounting Policy

Segregated Cell Insurance

Insurance coverage for the Company’s directors and officers has been secured through a segregated cell program (“Segregated Cell”). The Segregated Cell was effected by entering into a participation agreement with a registered Segregated Accounts Company for the purposes of holding and supporting the Company’s insurance risk transfer strategies. The Company applies IFRS 10 Consolidated Financial Statements in its assessment of control as it relates to the Segregated Cell and the Company’s accounting policy is to consolidate the Segregated Cell. The funds held in the Segregated Cell are held as cash with the possibility of reinvestment. As the funds cannot be transferred to other parts of the group, the funds are disclosed as Restricted Cash.

(i)    New Accounting Pronouncements

The following IFRS standards have been recently issued by the IASB. Pronouncements that are irrelevant or not expected to have a significant impact have been excluded.

Amendments to IAS 1: Classification of Liabilities as Current or Non-current

The amendment clarifies the requirements relating to determining if a liability should be presented as current or non-current in the statement of financial position. Under the new requirement, the assessment of whether a liability is presented as current or non-current is based on the contractual arrangements in place as at the reporting date and does not impact the amount or timing of recognition. The amendment applies retrospectively for annual reporting periods beginning on or after January 1, 2023. The Company is currently evaluating the potential impact of these amendments on the Company’s consolidated financial statements.

Amendments to IAS 37: Onerous Contracts and the Cost of Fulfilling a Contract

The amendment specifies that the ‘cost of fulfilling’ a contract comprises the ‘costs that relate directly to the contract’. Costs that relate directly to a contract can either be incremental costs of fulfilling that contract or an allocation of other costs that relate directly to fulfilling contracts. The amendment is effective for annual periods beginning on or after January 1, 2022 with early application permitted. The Company is currently evaluating the potential impact of these amendments on the Company’s consolidated financial statements.

Amendments to IAS 41: Agriculture

As part of its 2018-2020 annual improvements to IFRS standards process, the IASB issued amendments to IAS 41. The amendment removes the requirement in paragraph 22 of IAS 41 for entities to exclude taxation cash flow when measuring the fair value of a biological asset using a present value technique. This will ensure consistency with the requirements in IFRS 13. The amendment is effective for annual reporting periods beginning on or after January 1, 2022. The Company is currently evaluating the potential impact of these amendments on the Company’s consolidated financial statements.

Amendments to IFRS 9: Financial Instruments

As part of its 2018-2020 annual improvements to IFRS standards process, the IASB issued amendments to IFRS 9. The amendment clarifies the fees that an entity includes when assessing whether the terms of a new or modified financial liability are substantially different from the terms of the original financial liability. These fees include only those paid or received between the borrower and the lender, including fees paid or received by either the borrower or lender on the other’s behalf. An entity applies the amendment to financial liabilities that are modified or exchanged on or after the beginning of the annual reporting period in which the entity first applies the amendment. The amendment is effective for annual reporting periods beginning on or after January 1, 2022 with earlier adoption permitted. The Company is currently evaluating the potential impact of these amendments on the Company’s consolidated financial statements.

IFRS 17 – Insurance Contracts

IFRS 17 establishes the principles for the recognition, measurement, presentation and disclosure of insurance contracts within the scope of the standard. The objective of IFRS 17 is to ensure that an entity provides relevant information that faithfully represents those contracts. The standard is effective for annual periods beginning on or after January 1, 2023. The Company is currently evaluating the potential impact of this standard on the Company’s consolidated financial statements.